Goodwill and Other Acquired Intangible Assets - Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Other Acquired Intangible Assets[Line Items]
Total other acquired intangible assets, cost	$ 3,116.2		$ 3,090.0
Accumulated Amortization	1,167.9		995.9
Other acquired intangible assets, net	1,948.3		2,094.1
Technology-Based Intangible Assets [Member]
Other Acquired Intangible Assets[Line Items]
Finite-lived Intangible Assets Acquired	41.6
Trademarks [Member]
Other Acquired Intangible Assets[Line Items]
Finite-lived Intangible Assets Acquired	6.2
Customer Lists [Member]
Other Acquired Intangible Assets[Line Items]
Finite-lived Intangible Assets Acquired	25.8
Trademarks Indefinite Lived [Member]
Other Acquired Intangible Assets[Line Items]
Indefinite-lived trademarks	22.3		22.3
Indefinite-lived intangible asset, accumulated amortization	0		0
Provider networks [Member]
Other Acquired Intangible Assets[Line Items]
Cost	1,254.1		1,253.2
Accumulated Amortization	570.4		508.8
Other acquired intangible assets, net	683.7		744.4
The minimum number of years in the period prior to the next renewal or extension for provider networks (in years)	1		1
The maximum number of years in the period prior to the next renewal or extension for provider networks (in years)	3		3
Customer Lists [Member]
Other Acquired Intangible Assets[Line Items]
Cost	1,319.5	[1]	1,347.0
Accumulated Amortization	413.6		361.8
Other acquired intangible assets, net	905.9		985.2
Value Of Business Acquired [Member]
Other Acquired Intangible Assets[Line Items]
Cost	149.2		149.2
Accumulated Amortization	65.3		48.5
Other acquired intangible assets, net	83.9		100.7
Technology [Member]
Other Acquired Intangible Assets[Line Items]
Cost	188.2	[1]	146.6
Accumulated Amortization	74.0		49.5
Other acquired intangible assets, net	114.2		97.1
Other [Member]
Other Acquired Intangible Assets[Line Items]
Cost	10.5		6.7
Accumulated Amortization	2.7		1.8
Other acquired intangible assets, net	7.8		4.9
Trademarks Definite Lived [Member]
Other Acquired Intangible Assets[Line Items]
Cost	172.4	[1]	165.0
Accumulated Amortization	41.9		25.5
Other acquired intangible assets, net	$ 130.5		$ 139.5
Minimum [Member] | Provider networks [Member]
Other Acquired Intangible Assets[Line Items]
Useful Life	12 years	[2]	12 years	[2]
Minimum [Member] | Customer Lists [Member]
Other Acquired Intangible Assets[Line Items]
Useful Life	5 years	[2]	5 years	[2]
Minimum [Member] | Other [Member]
Other Acquired Intangible Assets[Line Items]
Useful Life	2 years		2 years
Minimum [Member] | Trademarks Definite Lived [Member]
Other Acquired Intangible Assets[Line Items]
Useful Life	5 years		9 years
Minimum [Member] | Technology-Based Intangible Assets [Member]
Other Acquired Intangible Assets[Line Items]
Useful Life	4 years		4 years
Maximum [Member] | Provider networks [Member]
Other Acquired Intangible Assets[Line Items]
Useful Life	25 years	[2]	25 years	[2]
Maximum [Member] | Customer Lists [Member]
Other Acquired Intangible Assets[Line Items]
Useful Life	14 years	[2]	14 years	[2]
Maximum [Member] | Value Of Business Acquired [Member]
Other Acquired Intangible Assets[Line Items]
Useful Life	20 years	[3]	20 years	[3]
Maximum [Member] | Other [Member]
Other Acquired Intangible Assets[Line Items]
Useful Life	15 years		15 years
Maximum [Member] | Trademarks Definite Lived [Member]
Other Acquired Intangible Assets[Line Items]
Useful Life	20 years		20 years
Maximum [Member] | Technology-Based Intangible Assets [Member]
Other Acquired Intangible Assets[Line Items]
Useful Life	10 years		10 years

[1]	As a result of our acquisition of bSwift in 2014, we preliminarily assigned $41.6 million to technology, $25.8 million to customer lists, and $6.2 million to definite-lived trademarks.
[2]	The amortization period for our provider networks and customer lists includes an assumption of renewal or extension of these arrangements. At both December 31, 2014 and 2013, the periods prior to the next renewal or extension for our provider networks primarily ranged from 1 to 3 years, and the period prior to the next renewal or extension for our customer lists was approximately 1 year. Any costs related to the renewal or extension of these contracts are expensed as incurred.
[3]	VOBA is being amortized over the expected life of the acquired contracts in proportion to estimated premium.